Fair Value Measurements - Investment at Fair Value (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	$ 0	$ 5,395,363
Total
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	761,951	929,068
Total | S&P Global Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	534,291	109,544
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	157,392	546,269
Total | Self-Directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	70,268	273,255
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	761,951	929,068
Level 1 | S&P Global Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	534,291	109,544
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	157,392	546,269
Level 1 | Self-Directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	70,268	273,255
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	0	0
Level 2 | S&P Global Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	0	0
Level 2 | Self-Directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	0	0
Level 3 | S&P Global Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	0	0
Level 3 | Self-Directed Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	$ 0	$ 0